Other Financial Assets at Fair Value Through Profit or Loss - Summary of Other Financial Assets at Fair Value Through Profit or Loss (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Loans	£ 6,137	£ 2,096
Loans and Advances to Customers [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Loans	509	1,549
Loans and Advances to Customers [member] | Loans to Housing Associations [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Loans	13	1,034
Loans and Advances to Customers [member] | Other Loans [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Loans	496	515
Debt Securities [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Loans	3,263	£ 547
Equity Securities [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Loans	93
Reverse repurchase agreements - non-trading [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Loans	£ 2,272